Non-current Assets	12 Months Ended
Dec. 31, 2017
Non-current Assets
Non-current Assets

12.   Non-current assets

The detail of Non-current assets held for sale in the consolidated balance sheets is as follows:

	Millions of euros
	2017	2016	2015

Tangible assets	11,661	5,743	5,623
Of which:
Foreclosed assets	11,566	5,640	5,533
Of which: Property assets in Spain (Note 54)	10,533	4,902	4,983
From Banco Popular in the process of sale (Note 3)	5,943	—	—
Other tangible assets held for sale	95	103	90
Other assets (*)	3,619	29	23
	15,280	5,772	5,646

(*) These include, mainly, Banco Popular assets under the sale of the real estate business to Blackstone (see Note 3).

At December 31, 2017, without considering the assets of Banco Popular under the aforementioned sale, the allowances recognized for the total non-current assets held for sale represented 50% (2016: 51%; 2015: 51%). The net charges recorded in those years amounted to €347 million, €241 million and €253 million, respectively and the recoveries during these exercises are amounted to €41 million, €29 million and €31 million.

In 2017 the Group sold, for €1,295 million, foreclosed properties with a gross carrying amount of €2,168 million, for which provisions totaling €968 million had been recognized. These sales gave rise to gains of €95 million.

In addition, other tangible assets were sold for €87 million, giving rise to a gain of €8 million (see Note 50).